SUPPLEMENTARY CASH FLOW INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Supplementary Cash Flow Information [Abstract]
Account payable	$ 128	$ 293